CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Other investments [Abstract]
Other deposits with maturity of more than three months	$ 813,527		$ 212,271
Other investments - Current	813,527		212,271
Cash and cash equivalents [abstract]
Cash and banks	129,500		115,575
Restricted cash	54		69		$ 2,216
Short-term bank deposits	259,020		199,877
Other deposits with maturity of less than three months	149,308		204,444
Cash and cash equivalents	$ 537,882	[1]	$ 519,965	[1]	$ 250,541	[1]	$ 337,779

[1]	It includes restricted cash of $54, $69 and $2,216 as of December 31, 2020, 2019 and 2018, respectively. In addition, the Company had other investments with a maturity of more than three months for $813,527, $212,271 and $44,529 as of December 31, 2020, 2019 and 2018, respectively.